UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:   12/31/07
                                                       ---------
Check here if Amendment [ ];
     This Amendment (Check only one):             [ ] is a restatement.
                                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:          Independence Trust Company
Address:       P.O. Box 682188
               Franklin, TN 37068-2188

Form 13F File Number:   28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Marcia E. Williams
Title:           President and CEO
Phone:           (615) 591-0044

Signature, Place, and Date of Signing:

   /s/ Marcia E. Williams             Franklin, TN                01/17/08
-----------------------------  ---------------------------  --------------------
        [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting managerare reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name
28___________________      ____________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:                 0
                                                 -------
Form  13F  Information  Table  Entry  Total           79
                                                 -------
Form  13F  Information  Table  Value  Total:     $45,440
                                                 -------
                                             (thousands)


List  of  Other  Included  Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.           Form 13F File Number       Name
__________    28-___________________     _______________________________________
              [Repeat as necessary.]

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AGCO CORP                                       001084102      463    6810 SH       SOLE               6810      0    0
AT&T INC                                        00206R102      759   18253 SH       SOLE              18253      0    0
AFFILIATED MANAGERS GROUP                       008252108      253    2155 SH       SOLE               2155      0    0
ALLIANCE RESOURCE LP                            01877R108      204    5620 SH       SOLE               5620      0    0
ALTRIA GROUP INC.                               02209S103      302    3997 SH       SOLE               3997      0    0
AMERICAN INTERNATIONAL GROUP                    026874107      200    3436 SH       SOLE               3436      0    0
ANHEUSER BUSCH COMPANIES INC                    035229103      578   11046 SH       SOLE              11046      0    0
ARCH CHEMICALS INC                              03937R102      374   10190 SH       SOLE              10190      0    0
BP PLC ADR                                      055622104      579    7918 SH       SOLE               7918      0    0
BANK OF AMERICA CORP                            060505104      540   13101 SH       SOLE              13101      0    0
BOEING CO                                       097023105      238    2725 SH       SOLE               2725      0    0
CARAUSTAR INDUSTRIES INC.                       140909102      108   35025 SH       SOLE              35025      0    0
CASCADE CORP                                    147195101      430    9265 SH       SOLE               9265      0    0
CISCO SYSTEMS INC                               17275R102      330   12190 SH       SOLE              12190      0    0
COCA COLA CO                                    191216100      649   10583 SH       SOLE              10583      0    0
COLGATE PALMOLIVE COMPANY                       194162103      484    6208 SH       SOLE               6208      0    0
COLUMBIA SPORTSWEAR                             198516106      366    8300 SH       SOLE               8300      0    0
DARLING INTERNATIONAL INC                       237266101      279   24130 SH       SOLE              24130      0    0
DEERE & CO                                      244199105      253    2720 SH       SOLE               2720      0    0
DIAGEO PLC SPON ADR NEW                         25243Q205      226    2630 SH       SOLE               2630      0    0
ENBRIDGE ENERGY PART LP                         29250R106      230    4550 SH       SOLE               4550      0    0
ENERGY TRANSFER PARTNERS LP                     29273R109      277    5150 SH       SOLE               5150      0    0
ENTERPRISE PRODUCT PARTNERS LP                  293792107      567   17800 SH       SOLE              17800      0    0
EXXON MOBIL CORP                                30231G102     1170   12488 SH       SOLE              12488      0    0
FELCOR LODGING PFD CONV SER A                   31430F200      223   10800 SH       SOLE              10800      0    0
FLOWSERVE CORP                                  34354P105      336    3490 SH       SOLE               3490      0    0
GENERAL ELECTRIC CO                             369604103     1152   31082 SH       SOLE              31082      0    0
GILEAD SCIENCES INC                             375558103      273    5929 SH       SOLE               5929      0    0
GRAY TELEVISION INC                             389375106      234   29145 SH       SOLE              29145      0    0
HONEYWELL INTL INC                              438516106      600    9744 SH       SOLE               9744      0    0
INTEL CORPORATION                               458140100      843   31635 SH       SOLE              31635      0    0
INTERNATIONAL BUSINESS                          459200101      509    4712 SH       SOLE               4712      0    0
MACHINES
ISHARES LEHMAN ADD BOND FD                      464287226      556    5500 SH       SOLE               5500      0    0
ISHARES MSCI EMERGING MARKET                    464287234      401    2670 SH       SOLE               2590      0   80
INDEX
ISHARES GOLDMAN SACHS NATURAL                   464287374      839    6240 SH       SOLE               6240      0    0
RESOURCES
MSCI EAFE INDEX FUND-ISHARES                    464287465     1138   14501 SH       SOLE              14501      0    0
ISHARES TR S&P MIDCAP 400                       464287507      784    9225 SH       SOLE               9225      0    0
ISHARES RUSSEL 2000 SMALL CAP                   464287655      585    7700 SH       SOLE               7700      0    0
JP MORGAN CHASE & CO                            46625H100      503   11529 SH       SOLE              11529      0    0
JAMES RIVER COAL COMPANY                        470355207      245   21940 SH       SOLE              21940      0    0
JOHNSON & JOHNSON                               478160104      694   10410 SH       SOLE              10410      0    0
KINDER MORGAN MANAGEMENT LLC                    49455U100      364    6876 SH       SOLE               6876      0    0
PHILIPS ELECTRONICS-NY                          500472303      234    5480 SH       SOLE               5480      0    0
KOPPERS HOLDING INC                             50060P106      245    5660 SH       SOLE               5660      0    0
MAGELLAN MIDSTREAM PARTNERS                     559080106      289    6660 SH       SOLE               6660      0    0
MICROSOFT CORPORATION                           594918104      721   20268 SH       SOLE              20268      0    0
MONSANTO CO                                     61166W101      382    3420 SH       SOLE               3420      0    0
NEWFIELD EXPLORATION                            651290108      320    6075 SH       SOLE               6075      0    0
NEWPORT CORP                                    651824104      393   30755 SH       SOLE              30755      0    0
NUSTAR ENERGY LP                                67058H102      221    4155 SH       SOLE               4155      0    0
OGE ENERGY CORP                                 670837103      416   11450 SH       SOLE              11450      0    0
PEPSICO INC                                     713448108      426    5610 SH       SOLE               5610      0    0
PETROQUEST ENERGY INC                           716748108      227   15805 SH       SOLE              15805      0    0
PFIZER INC                                      717081103      556   24490 SH       SOLE              24490      0    0
PLAINS ALL AMER PIPELINE LP                     726503105      304    5839 SH       SOLE               5839      0    0
PLUM CREEK TIMBER CO REIT                       729251108      239    5190 SH       SOLE               5190      0    0
POLARIS INDUSTRIES                              731068102      464    9705 SH       SOLE               9705      0    0
PRAXAIR INC                                     74005P104      202    2280 SH       SOLE               2280      0    0
PROCTOR & GAMBLE CO                             742718109      346    4710 SH       SOLE               4710      0    0
PUBLIC STORAGE INC COM SER A                    74460D729      355   14200 SH       SOLE              14200      0    0
REGIONS FINANCIAL CORP                          7591EP100      678   28672 SH       SOLE              28672      0    0
S&P 500 DEPOSITORY RECEIPTS                     78462F103     2281   15602 SH       SOLE              15602      0    0
SCHLUMBERGER LIMITED                            806857108      355    3612 SH       SOLE               3612      0    0
SHERWIN WILLIAMS CO                             824348106      362    6238 SH       SOLE               6238      0    0
SILICONWARE PRECISION ADR                       827084864       98   11000 SH       SOLE              11000      0    0
SMITHFIELD FOODS INC                            832248108      491   16995 SH       SOLE              16995      0    0
SYSCO CORP                                      871829107      404   12940 SH       SOLE              12940      0    0
TEPPCO PARTNERS LP                              872384102      225    5865 SH       SOLE               5865      0    0
TORTOISE ENERGY INFRASTRUCTURE                  89147L100     4435  133192 SH       SOLE             133192      0    0
TORTOISE ENERGY CAPITAL CORP                    89147U100     5883  232981 SH       SOLE             232981      0    0
TRACTOR SUPPLY COMPANY                          892356106      341    9485 SH       SOLE               9485      0    0
TRINITY INDUSTRIES                              896522109      420   15128 SH       SOLE              15128      0    0
US BANCORP                                      902973304      288    9083 SH       SOLE               9083      0    0
URS CORP                                        903236107      467    8598 SH       SOLE               8598      0    0
USEC INC                                        90333E108      399   44310 SH       SOLE              44310      0    0
VANGUARD REIT VIPERS ETF                        922908553      642   10440 SH       SOLE              10440      0    0
WACHOVIA CORP                                   929903102      266    7002 SH       SOLE               7002      0    0
WASHINGTON FEDERAL INC                          938824109      425   20118 SH       SOLE              20118      0    0
WELLS FARGO & CO                                949746101      502   16620 SH       SOLE              16620      0    0